RETAINED PROFITS (Details) - Schedule of Retained Profits - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	£ 24,549
Profit for the year	1,440	£ 2,796	£ 4,182
Capital transactions with parent
Dividends	(7)	(4,138)	(11,058)
Capital repayment to parent			(2,975)
Capital contributions received	140	229	265
Return of capital contributions	(4)	(5)	(9)
Post-retirement defined benefit scheme remeasurements	113	(1,117)	120
At 31 December	25,750	24,549
The Bank
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	42,470
Capital transactions with parent
Dividends		(4,100)	(11,022)
Capital repayment to parent			(2,975)
Capital contributions received	140	229	265
Return of capital contributions	(4)	(5)	(9)
Post-retirement defined benefit scheme remeasurements	(102)	(576)	(162)
At 31 December	42,677	42,470
Retained profits
Capital transactions with parent
Income from continuing involvement in derecognised financial assets	1	0	0
Retained profits | The Group
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	24,549	27,321	36,749
Profit for the year	1,023	2,515	3,907
Capital transactions with parent
Dividends	0	(4,100)	(11,022)
Capital repayment to parent	0	0	(2,975)
Capital contributions received	140	229	265
Return of capital contributions	(4)	(5)	(9)
Capital transactions with related party	136	(3,876)	(13,741)
Realised gains and losses on equity shares held at fair value through other comprehensive income	(16)	12	(111)
Post-retirement defined benefit scheme remeasurements	113	(1,117)	120
Share of other comprehensive income of associates and joint ventures	0	0	8
Gains and losses attributable to own credit risk (net of tax)	(55)	(306)	389
At 31 December	25,750	24,549	27,321
Retained profits | The Bank
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	42,470	45,051	52,843
Profit for the year	224	2,165	5,866
Capital transactions with parent
Dividends	0	(4,100)	(11,022)
Capital repayment to parent	0	0	(2,975)
Capital contributions received	140	229	265
Return of capital contributions	(4)	(5)	(9)
Capital transactions with related party	136	(3,876)	(13,741)
Realised gains and losses on equity shares held at fair value through other comprehensive income	4	12	(144)
Post-retirement defined benefit scheme remeasurements	(102)	(576)	(162)
Share of other comprehensive income of associates and joint ventures	0	0	0
Gains and losses attributable to own credit risk (net of tax)	(55)	(306)	389
At 31 December	£ 42,677	£ 42,470	£ 45,051